VOYA EQUITY TRUST

Voya Large Cap Value Fund

Voya MI Dynamic SMID Cap Fund

Voya Small Company Fund

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund (each a “Fund” and collectively, the “Funds”)

Supplement dated August 15, 2025

to the Funds’ current Summary Prospectuses and Prospectuses, as supplemented

(each a “Prospectus” and collectively, the “Prospectuses”)

Effective August 31, 2025: (1) Gareth Shepherd, Ph.D., CFA will no longer serve as a portfolio manager for Voya MI Dynamic SMID Cap Fund (“SMID Fund”), Voya Small Company Fund (“Small Company Fund”) and Voya Multi-Manager International Equity Fund (“Multi-Manager Fund”); (2) Vincent Costa, CFA will no longer serve as a portfolio manager for the Funds; and (3) Sanne V. de Boer, Ph.D., CFA and Kai Yee Wong will be added as portfolio managers for SMID Fund, Small Company Fund and Multi- Manager Fund.

Effective August 31, 2025, the Prospectuses are revised as follows:

1.All references to Gareth Shepherd, Ph.D., CFA as a portfolio manager for SMID Fund, Small Company Fund and Multi-Manager Fund are hereby deleted in their entirety.

2.All references to Vincent Costa, CFA as a portfolio manager for the Funds are hereby deleted in their entirety.

Voya Large Cap Value Fund

3.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in the Fund’s

Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
James Dorment, CFA	Gregory Wachsman, CFA
Portfolio Manager (since 12/15)	Portfolio Manager (since 05/21)
SMID Fund

4.The section of the Prospectus entitled “Portfolio Management” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:

Investment Adviser
Voya Investments, LLC
Sub-Adviser
Voya Investment Management Co. LLC
Portfolio Managers
Russell Shtern, CFA	Kai Yee Wong
Portfolio Manager (since 07/25)	Portfolio Manager (since 08/25)
Sub-Sub-Adviser
Voya Investment Management (UK) Limited
1

Portfolio Manager

Sanne V. de Boer, Ph.D., CFA

Portfolio Manager (since 08/25)

Small Company Fund

5.The section of the Prospectus entitled “Portfolio Management” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:

Investment Adviser
Voya Investments, LLC
Sub-Adviser
Voya Investment Management Co. LLC
Portfolio Managers
Russell Shtern, CFA	Kai Yee Wong
Portfolio Manager (since 07/22)	Portfolio Manager (since 08/25)
Sub-Sub-Adviser
Voya Investment Management (UK) Limited
Portfolio Manager
Sanne V. de Boer, Ph.D., CFA
Portfolio Manager (since 08/25)
Multi-Manager Fund

6.The section of the Prospectus entitled “Portfolio Management” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:

Investment Adviser
Voya Investments, LLC
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/23)
Sub-Adviser
Acadian Asset Management LLC
Portfolio Managers
Brendan O. Bradley, Ph.D.	Fanesca Young, Ph.D., CFA
Portfolio Manager (since 02/25)	Portfolio Manager (since 02/25)
Sub-Adviser
Lazard Asset Management LLC
Portfolio Managers
Robert Failla, CFA	Louis Florentin-Lee, CFA
Portfolio Manager (since 05/24)	Portfolio Manager (since 05/24)
Barnaby Wilson, CFA
Portfolio Manager (since 05/24)
Sub-Adviser
Voya Investment Management Co. LLC
Portfolio Managers
Russell Shtern, CFA	Kai Yee Wong
Portfolio Manager (since 05/24)	Portfolio Manager (since 08/25)
Sub-Sub-Adviser
Voya Investment Management (UK) Limited
2

Portfolio Manager

Sanne V. de Boer, Ph.D., CFA

Portfolio Manager (since 08/25)

Sub-Adviser

Wellington Management Company LLP

Portfolio Manager

Tara Connolly Stilwell, CFA

Portfolio Manager (since 01/17)

SMID Fund and Small Company Fund

7.The table in the sub-section of the Prospectus entitled “Management of the Funds – Portfolio Management” is amended to: (1) include information for Mr. de Boer; and (2) include SMID Fund and Small Company Fund in the line item for Ms. Wong:

Portfolio	Investment	Fund	Recent Professional Experience
Manager	Adviser or
Sub-
Adviser
Sanne V. de Boer,	Voya UK	Voya MI Dynamic SMID Cap	Mr. de Boer, Portfolio Manager,
Ph.D., CFA		Fund	managing director and head of systematic
		Voya Small Company Fund	equities at Voya UK, joined Voya UK in
2019 and is responsible for overseeing
the firm’s quantitative equity research
agenda. Previously at Voya IM (2019-
2023), he was director of quantitative
equity. Prior to joining Voya IM, he was
a senior research analyst for quantitative
strategies for Invesco (2017-2019). Prior
to that, he was a research analyst for
global quantitative equities at QS and
before that he was with ING Investment
Management, Voya’s predecessor firm.
Kai Yee Wong	Voya IM	Voya Corporate Leaders® 100	Ms. Wong, Portfolio Manager, joined
		Fund	Voya IM in 2012 and is responsible for
		Voya Multi-Manager Mid Cap	the portfolio management of the index,
		Value Fund	active quantitative, and smart beta
		Voya Small Company Fund	strategies. Prior to that, she worked as a
senior equity portfolio manager at
Northern Trust (2003-2009) where she
was responsible for managing various
global indices, including developed,
emerging, real estate, Topix, and socially
responsible benchmarks.

Multi-Manager Fund

8.The table in the sub-section of the Prospectus entitled “Management of the Funds – Portfolio

Management” is amended to: (1) include information for Mr. de Boer; and (2) include Multi-Manager Fund in line item for Ms. Wong:

3

Portfolio	Investment	Fund	Professional Experience
Manager	Adviser or
Sub-
Adviser
Sanne V. de Boer,	Voya UK	Voya Multi-Manager	Mr. de Boer, Portfolio Manager,
Ph.D., CFA		International Equity Fund	managing director and head of systematic
equities at Voya UK, joined Voya UK in
2019 and is responsible for overseeing
the firm’s quantitative equity research
agenda. Previously at Voya IM (2019-
2023), he was director of quantitative
equity. Prior to joining Voya IM, he was
a senior research analyst for quantitative
strategies for Invesco (2017-2019). Prior
to that, he was a research analyst for
global quantitative equities at QS and
before that he was with ING Investment
Management, Voya’s predecessor firm.
Kai Yee Wong	Voya IM	Voya Global High Dividend Low	Ms. Wong, Portfolio Manager, joined
		Volatility Fund	Voya IM in 2012 and is responsible for
		Voya Multi-Manager Emerging	the portfolio management of the index,
		Markets Equity Fund	active quantitative, and smart beta
		Voya Multi-Manager	strategies. Prior to that, she worked as a
		International Equity Fund	senior equity portfolio manager at
Northern Trust (2003-2009) where she
was responsible for managing various
global indices, including developed,
emerging, real estate, Topix, and socially
responsible benchmarks.

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4

VOYA EQUITY TRUST

Voya Large Cap Value Fund

Voya MI Dynamic SMID Cap Fund

Voya Small Company Fund

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund (each a “Fund” and collectively, the “Funds”)

Supplement dated August 15, 2025

to the Funds’ current

Statements of Additional Information, as supplemented

(each an “SAI” and together, the “SAIs”)

Effective August 31, 2025: (1) Gareth Shepherd, Ph.D., CFA will no longer serve as a portfolio manager for Voya MI Dynamic SMID Cap Fund (“SMID Fund”), Voya Small Company Fund (“Small Company Fund”) and Voya Multi-Manager International Equity Fund (“Multi-Manager Fund”); (2) Vincent Costa, CFA will no longer serve as a portfolio manager for the Funds; and (3) Sanne V. de Boer, Ph.D., CFA and Kai Yee Wong will be added as portfolio managers for SMID Fund, Small Company Fund and Multi- Manager Fund.

Effective August 31, 2025, the SAIs are revised as follows:

1.All references to Gareth Shepherd, Ph.D., CFA as a portfolio manager for SMID Fund, Small Company Fund and Multi-Manager Fund are hereby deleted in their entirety.

2.All references to Vincent Costa, CFA as a portfolio manager for the Funds are hereby deleted in their entirety.

SMID Fund and Small Company Fund

3.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to: (1) include information for Mr. de Boer; and (2) replace the line item with respect to Ms. Wong in its entirety:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total Assets	Number	Total	Number	Total Assets
Portfolio		of		of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
Sanne V. de	Voya MI Dynamic	0	$0	0	$0	0	$0
Boer, Ph.D.,	SMID Cap Fund
CFA4	Voya Small
Company Fund
Kai Yee	Voya Corporate	30	$23,754,770,136	0	$0	3	$468,370,197
Wong4	Leaders® 100 Fund
Voya Multi-Manager
Mid Cap Value Fund
Voya Small
Company Fund

4As of June 30, 2025.

1

4.The line items with respect to SMID Fund and Small Company Fund in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM and Voya Investments” are deleted in their entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya MI Dynamic SMID Cap	Sanne V. de Boer, Ph.D., CFA;	Russell 2500TM Index
Fund	Russell Shtern, CFA; and Kai Yee
Wong
Voya Small Company Fund	Sanne V. de Boer, Ph.D., CFA;	Russell 2000® Index
Russell Shtern, CFA; and Kai Yee
Wong

5.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to: (1) include information for Mr. de Boer; and (2) replace the line item with respect to Ms. Wong in its entirety:

Portfolio	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
Manager	Sub-Adviser	Portfolio Manager	Shares Owned
Sanne V. de Boer,	Voya IM	Voya MI Dynamic SMID	None
Ph.D., CFA14, 15		Cap Fund
		Voya Small Company	None
Fund
Kai Yee Wong11	Voya IM	Voya Corporate	$10,001-$50,000
Leaders® 100 Fund

		Voya Multi-Manager Mid	None
Cap
Value Fund

		Voya Small Company Fund [14,16]	None

14As of June 30, 2025.

15In addition to the investments shown in this table, Mr. de. Boer has allocated a dollar range of $1-$10,000 in Fund shares to an investment option that tracks the performance of Voya Small Company Fund.

16In addition to the investments shown in this table, Ms. Wong has allocated a dollar range of $1-$10,000 in Fund shares to an investment option that tracks the performance of Voya Small Company Fund.

Multi-Manager Fund

6.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to: (1) include information for Mr. de Boer; and (2) replace the line item with respect to Ms. Wong in its entirety:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total Assets	Number	Total	Number	Total Assets
Portfolio		of		of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
Sanne V. de	Voya Multi-Manager	0	$0	0	$0	0	$0
Boer, Ph.D.,	International Equity
CFA2	Fund
Kai Yee	Voya Global High	30	$23,754,770,136	0	$0	3	$468,370,197
Wong2	Dividend Low
Volatility Fund

2

Voya Multi-Manager

Emerging Markets

Equity Fund

Voya Multi-Manager

International Equity

Fund

2 As of June 30, 2025.

7. The line item with respect Multi-Manager Fund in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM and Voya Investments” is deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Multi-Manager	Sanne V. de Boer, Ph.D., CFA;	MSCI ACWI ex USA IndexSM
International Equity Fund	Russell Shtern, CFA; and Kai Yee
Wong

8. The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to: (1) include information for Mr. de Boer; and (2) replace the line item with respect to Ms. Wong in its entirety:

Portfolio	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Fund
Manager	Sub-Adviser	Portfolio Manager	Shares Owned
Sanne V. de Boer,	Voya UK	Voya Multi-Manager	None
Ph.D., CFA4		International Equity Fund
Kai Yee Wong	Voya IM	Voya Global High	None
Dividend Low
Volatility Fund
		Voya Multi-Manager	None
Emerging
Markets Equity Fund

		Voya Multi-Manager	None
International Equity Fund 4

4 As of June 30, 2025.

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